ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Government authorities	$ 7,131	$ 5,015
Accrued expenses	1,730	1,186
Uncertain tax position	362	322
Hedging transaction liabilities	143	419
Accrued expenses and other current liabilities	$ 9,366	$ 6,942